Interim consolidated statement of cash flows - unaudited - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Cash used in operations		£ (55,807)	£ (38,012)	£ (32,599)	£ (12,141)
Interest paid		(7,401)	(8,182)	(18,771)	(18,756)
Interest received		696	223	1,756	572
Tax (paid)/refunded		(718)	(561)	(299)	5,256
Net cash outflow from operating activities		(63,230)	(46,532)	(49,913)	(25,069)
Cash flow from investing activities
Payments for property, plant and equipment		(6,936)	(2,811)	(17,235)	(11,840)
Payments for intangible assets	[1]	(49,917)	(35,729)	(203,657)	(167,942)
Proceeds from sale of intangible assets	[1]	5,770	7,913	39,338	33,582
Net cash outflow from investing activities		(51,083)	(30,627)	(181,554)	(146,200)
Cash flow from financing activities
Proceeds from issue of shares		79,985		79,985
Proceeds from borrowings			60,000	200,000	160,000
Repayment of borrowings		(20,000)		(20,000)
Principal elements of lease payments		(63)	(300)	(191)	(500)
Net cash inflow from financing activities		59,922	59,700	259,794	159,500
Effect of exchange rate changes on cash and cash equivalents		375	(561)	(6,334)	(1,441)
Net (decrease)/increase in cash and cash equivalents		(54,016)	(18,020)	21,993	(13,210)
Cash and cash equivalents at beginning of period		149,558	80,829	73,549	76,019
Cash and cash equivalents at end of period		£ 95,542	£ 62,809	£ 95,542	£ 62,809

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in Note 17. Trade payables in relation to the acquisition of registrations at the reporting date are provided in Note 25. Trade receivables in relation to the disposal of registrations at the reporting date are provided in Note 20.